EDEN ENERGY CORP.

1925 – 200 Burrard Street

Vancouver, BC V6C 3L6

Telephone: 693.0179

December 18, 2006

Securities and Exchange Commission

Division of Corporate Finance

100 F Street North East

Mailstop 7010

Washington, DC 20549

Attention:	Mark Wojciechowski, Staff Accountant

Dear Sirs:

Re: Eden Energy Corp. (the “Company”) Form 10-KSB for the Fiscal Year Ended December 31, 2005 Filed March 30, 2006 Your File No. 000-31503

In connection with your letter of December 4, 2006, we acknowledge that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust you will find the foregoing to be in order. Please do not hesitate to contact the undersigned should you have any questions in this regard.

Yours truly,

EDEN ENERGY CORP.

Per: /s/ Drew Bonnell

DREW BONNELL

Secretary, Treasurer and CFO